Other Expenses	12 Months Ended
Dec. 31, 2017
Disclosure Of Cost And Expenses By Nature [Abstract]
Other Expenses
30.	OTHER EXPENSES

Other miscellaneous operating expenses for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
Other expenses	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Other supplies and services	(282,702)	(217,835)	(89,053)
Professional, outsourced and other services	(145,791)	(133,595)	(247,932)
Repairs and maintenance	(247,137)	(164,437)	(164,946)
Indemnities and fines	(4,316)	(4,181)	(19,723)
Taxes and charges	(26,413)	(36,822)	(49,262)
Insurance premiums	(38,522)	(42,072)	(43,142)
Leases and rental costs	(26,448)	(17,271)	(19,015)
Marketing, public relations and advertising	(5,137)	(5,216)	(8,050)
Other supplies	(136,007)	(174,723)	(82,309)
Travel expenses	(25,032)	(18,990)	(21,032)
Environmental expenses (1)	(5,651)	(2,233)	(1,712)

Total	(943,156)	(817,375)	(746,176)

(1)	It includes research costs recognized as expenses for the years ended December 31, 2017, 2016 and 2015, of ThUS$137, ThUS$288 and ThUS$362, respectively.